Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company. For the most recently completed fiscal year, the Company did not use any “financial performance measures” as defined in Item 402(v) of Regulation S-K to link compensation paid to our Named Executive Officers, or NEOs, to the Company’s performance. We are also permitted to report as a “smaller reporting company” as defined under the U.S. federal securities laws. Accordingly, we have not included a tabular list of financial performance measures, and the table below does not include a column for a “Company-Selected Measure” as defined in Item 402(v) of Regulation S-K.

The following table sets forth information concerning the compensation of our named executive officers for each of the fiscal years ended December 31, 2025 and 2024, and our financial performance for each such fiscal year:

Pay Versus Performance
Year (a)	Summary Compensation Table for PEO (b)(1)	Compensation Actually Paid to PEO (c)(3)	Average Summary Compensation Table Totals for non-PEO named executive officers (d)(1)	Average Compensation Actually Paid to non-PEO named executive officers (e)(3)	Value of Initial Fixed $100 Investment Based on: Total Shareholder Return (f)	Net Income (thousands) (g)
2025	$38,000	$475,136	$26,251	$618,748	$378.57	$23,989	(2)
2024	$49,999	$17,143	$50,000	$18,750	$2.13	$11,993

(1)	Our PEOs for 2025 and 2024 are Christian-Laurent Benoit Bonte and John Tan Honjian, and our Non-PEO named executives officers for whom the average compensation is presented in this table for 2025 and 2024 are Mohd Azham Azudin and Syed Johan bin Syed Mohd.
(2)	Represents preliminary net income for 2025 prior to the completion of the Company’s audit of its financial statements for the year ended December 31, 2025.
(3)	Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	2025		2024
Adjustments	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$0	$(40,001)	$(49,999)	$(50,000)
Deduction for Grants of Stock Awards Reported under “Non-Equity Incentive Plan Compensation” Column in the Summary Compensation Table for Applicable FY	$0	$0	$0	$0
Increase in Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$0	$154,373	$17,143	$18,750
Increase in Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	$0	$0	$0	$0
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in Fair Value from Prior FY End to Applicable FY End	$437,136	$478,125	$0	$0
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in Fair Value from Prior FY End to Vesting Date	$0	$0	$0	$0
Deduction of Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	$0	$0	$0	$0
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	$0	$0	$0	$0
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	$0	$0	$0	$0
TOTAL ADJUSTMENTS	$437,136	$592,497	$(32,856)	$(31,250)

Adjustment To PEO Compensation, Footnote

Pay Versus Performance
Year (a)	Summary Compensation Table for PEO (b)(1)	Compensation Actually Paid to PEO (c)(3)	Average Summary Compensation Table Totals for non-PEO named executive officers (d)(1)	Average Compensation Actually Paid to non-PEO named executive officers (e)(3)	Value of Initial Fixed $100 Investment Based on: Total Shareholder Return (f)	Net Income (thousands) (g)
2025	$38,000	$475,136	$26,251	$618,748	$378.57	$23,989	(2)
2024	$49,999	$17,143	$50,000	$18,750	$2.13	$11,993

(1)	Our PEOs for 2025 and 2024 are Christian-Laurent Benoit Bonte and John Tan Honjian, and our Non-PEO named executives officers for whom the average compensation is presented in this table for 2025 and 2024 are Mohd Azham Azudin and Syed Johan bin Syed Mohd.
(2)	Represents preliminary net income for 2025 prior to the completion of the Company’s audit of its financial statements for the year ended December 31, 2025.
(3)	Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

Non-PEO NEO Average Total Compensation Amount	$ 26,251	$ 50,000
Non-PEO NEO Average Compensation Actually Paid Amount	$ 618,748	18,750
Adjustment to Non-PEO NEO Compensation Footnote

	2025		2024
Adjustments	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$0	$(40,001)	$(49,999)	$(50,000)
Deduction for Grants of Stock Awards Reported under “Non-Equity Incentive Plan Compensation” Column in the Summary Compensation Table for Applicable FY	$0	$0	$0	$0
Increase in Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$0	$154,373	$17,143	$18,750
Increase in Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	$0	$0	$0	$0
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in Fair Value from Prior FY End to Applicable FY End	$437,136	$478,125	$0	$0
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in Fair Value from Prior FY End to Vesting Date	$0	$0	$0	$0
Deduction of Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	$0	$0	$0	$0
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	$0	$0	$0	$0
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	$0	$0	$0	$0
TOTAL ADJUSTMENTS	$437,136	$592,497	$(32,856)	$(31,250)

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 378.57	2.13
Net Income (Loss) Attributable to Parent	23,989,000	11,993,000
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	437,136	(32,856)
PEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(49,999)
PEO [Member] | Non Equity Incentive [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | Fair Valueof Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	17,143
PEO [Member] | Fair Valueof Awards Granted 1 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | Fair Valueof Awards Granted 2 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	437,136	0
PEO [Member] | Fair Valueof Awards Granted 3 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | Fair Valueof Awards Granted 4 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | Dividends Other Earnings Paid [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | Incremental Fair Valueof Options [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	592,497	(31,250)
Non-PEO NEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(40,001)	(50,000)
Non-PEO NEO [Member] | Non Equity Incentive [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
Non-PEO NEO [Member] | Fair Valueof Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	154,373	18,750
Non-PEO NEO [Member] | Fair Valueof Awards Granted 1 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
Non-PEO NEO [Member] | Fair Valueof Awards Granted 2 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	478,125	0
Non-PEO NEO [Member] | Fair Valueof Awards Granted 3 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
Non-PEO NEO [Member] | Fair Valueof Awards Granted 4 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
Non-PEO NEO [Member] | Dividends Other Earnings Paid [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
Non-PEO NEO [Member] | Incremental Fair Valueof Options [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
Compensation Tablefor P E O [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	38,000	49,999
Compensation Actually Paidto P E O [Member]
Pay vs Performance Disclosure [Table]
PEO Actually Paid Compensation Amount	$ 475,136	$ 17,143